Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale, Amortized Cost
Due in one year or less	$ 3,008,448
Due after one year through five years	13,587,885
Due after five years through ten years	80,749,532
Due after ten years	169,962,891
Total Amortized Cost	267,308,756
Held-to-maturity, Amortized Cost
Due after five years through ten years	37,052,187
Due after ten years	123,991,217
Total Amortized Cost	161,043,404	$ 206,817,169
Available-for-sale, Estimated Fair Value
Due in one year or less	3,028,887
Due after one year through five years	13,985,525
Due after five years through ten years	80,346,720
Due after ten years	169,903,271
Total Fair Value	267,264,403	179,745,130
Held-to-maturity, Estimated Fair Value
Due after five years through ten years	38,528,059
Due after ten years	130,517,776
Total Fair Value	$ 169,045,835	$ 216,745,438